Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 250	$ 436
Management and Directors Fees (Member)
Related Party Transaction [Line Items]
Due to related parties	60	141
Ocean Bulk Maritime (Member)
Related Party Transaction [Line Items]
Due to related parties	0	8
Combine Marine Inc. (Member)
Related Party Transaction [Line Items]
Due to related parties	0	27
Interchart Shipping (Member)
Related Party Transaction [Line Items]
Due to related parties	$ 190	$ 260